Organization and Summary of Significant Accounting Policies - Other Property and Equipment (Details) - Office Equipment	12 Months Ended
Dec. 31, 2017
Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years